SHAREHOLDERS' EQUITY	12 Months Ended
Aug. 31, 2023
Equity [Abstract]
SHAREHOLDERS' EQUITY	Shareholders’ Equity
Accenture plc
Ordinary Shares
We have 40,000 authorized ordinary shares, par value €1 per share. Each ordinary share of Accenture plc entitles its holder to receive payments upon a liquidation of Accenture plc; however a holder of an ordinary share is not entitled to vote on matters submitted to a vote of shareholders of Accenture plc or to receive dividends.
Class A Ordinary Shares
An Accenture plc Class A ordinary share entitles its holder to one vote per share, and holders of those shares do not have cumulative voting rights. Each Class A ordinary share entitles its holder to a pro rata part of any dividend at the times and in the amounts, if any, which Accenture plc’s Board of Directors from time to time determines to declare, subject to any preferred dividend rights attaching to any preferred shares. Each Class A ordinary share is entitled on a winding-up of Accenture plc to be paid a pro rata part of the value of the assets of Accenture plc remaining after payment of its liabilities, subject to any preferred rights on liquidation attaching to any preferred shares.
Class X Ordinary Shares
Most of our pre-incorporation partners who received Accenture Canada Holdings Inc. exchangeable shares in connection with our transition to a corporate structure received a corresponding number of Accenture plc Class X ordinary shares. An Accenture plc Class X ordinary share entitles its holder to one vote per share, and holders of those shares do not have cumulative voting rights. A Class X ordinary share does not entitle its holder to receive dividends, and holders of those shares are not entitled to be paid any amount upon a winding-up of Accenture plc. Accenture plc may redeem, at its option, any Class X ordinary share for a redemption price equal to the par value of the Class X ordinary share. Accenture plc has separately agreed with the original holders of Accenture Canada Holdings Inc. exchangeable shares not to redeem any Class X ordinary share of such holder if the redemption would reduce the number of Class X ordinary shares held by that holder to a number that is less than the number of Accenture Canada Holdings Inc. exchangeable shares owned by that holder, as the case may be. Accenture plc will redeem Class X ordinary shares upon the redemption or exchange of Accenture Canada Holdings Inc. exchangeable shares so that the aggregate number of Class X ordinary shares outstanding at any time does not exceed the aggregate number of Accenture Canada Holdings Inc. exchangeable shares outstanding. Class X ordinary shares are not transferable without the consent of Accenture plc.
Equity of Subsidiaries Redeemable or Exchangeable for Accenture plc Class A Ordinary Shares
Accenture Canada Holdings Inc. Exchangeable Shares
Pre-incorporation partners resident in Canada and New Zealand received Accenture Canada Holdings Inc. exchangeable shares in connection with our transition to a corporate structure. Holders of Accenture Canada Holdings Inc. exchangeable shares may exchange their shares for Accenture plc Class A ordinary shares at any time on a one-for-one basis. We may, at our option, satisfy this exchange with cash at a price per share generally equal to the market price of an Accenture plc Class A ordinary share at the time of the exchange. Each exchangeable share of Accenture Canada Holdings Inc. entitles its holder to receive distributions equal to any distributions to which an Accenture plc Class A ordinary share entitles its holder.
Share Purchases and Redemptions
The Board of Directors of Accenture plc has authorized funding for our publicly announced open-market share purchase program for acquiring Accenture plc Class A ordinary shares and for purchases and redemptions of Accenture plc Class A ordinary shares and Accenture Canada Holdings Inc. exchangeable shares held by current and former members of Accenture Leadership and their permitted transferees. As of August 31, 2023, our aggregate available authorization was $2,490,054 for our publicly announced open-market share purchase and these other share purchase programs.
Our share purchase activity during fiscal 2023 is as follows:

	Accenture plc Class A Ordinary Shares		Accenture Canada Holdings Inc. Exchangeable Shares
	Shares	Amount	Shares	Amount
Open-market share purchases (1)	12,773,304	$3,631,369	—	$—
Other share purchase programs	—	—	26,735	7,874
Other purchases (2)	2,540,236	691,160	—	—
Total	15,313,540	$4,322,529	26,735	$7,874
(1)We conduct a publicly announced open-market share purchase program for Accenture plc Class A ordinary shares. These shares are held as treasury shares by Accenture plc and may be utilized to provide for select employee benefits, such as equity awards to our employees.
(2)During fiscal 2023, as authorized under our various employee equity share plans, we acquired Accenture plc Class A ordinary shares primarily via share withholding for payroll tax obligations due from employees and former employees in connection with the delivery of Accenture plc Class A ordinary shares under those plans. These purchases of shares in connection with employee share plans do not affect our aggregate available authorization for our publicly announced open-market share purchase and the other share purchase programs.
Cancellation of Treasury Shares
During fiscal 2023, we cancelled 8,828,496 Accenture plc Class A ordinary shares that were held as treasury shares and had an aggregate cost of $2,595,281. The effect of the cancellation of these treasury shares was recognized in Class A ordinary shares and Additional paid-in capital with the residual recorded in Retained earnings. There was no effect on total shareholders’ equity as a result of this cancellation.
Dividends
Our dividend activity during fiscal 2023 is as follows:

	Dividend Per Share	Accenture plc Class A Ordinary Shares		Accenture Canada Holdings Inc. Exchangeable Shares		Total Cash Outlay
Dividend Payment Date		Record Date	Cash Outlay	Record Date	Cash Outlay
November 15, 2022	$1.12	October 13, 2022	$704,938	October 11, 2022	$629	$705,567
February 15, 2023	1.12	January 12, 2023	707,156	January 10, 2023	866	708,022
May 15, 2023	1.12	April 13, 2023	707,002	April 11, 2023	740	707,742
August 15, 2023	1.12	July 13, 2023	705,339	July 11, 2023	724	706,063
Total Dividends			$2,824,435		$2,959	$2,827,394
The payment of cash dividends includes the net effect of $113,667 of additional restricted stock units being issued as a part of our share plans, which resulted in 391,233 restricted share units being issued.
Subsequent Events
On September 27, 2023, the Board of Directors of Accenture plc declared a quarterly cash dividend of $1.29 per share on our Class A ordinary shares for shareholders of record at the close of business on October 12, 2023, payable on November 15, 2023.
On September 27, 2023, the Board of Directors of Accenture plc approved $4,000,000 in additional share repurchase authority, bringing Accenture’s total outstanding authority to $6,490,054.